ProShares Big Data Refiners ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ProShares Big Data Refiners ETF | None
Prospectus [Line Items]
Annual Return [Percent]	33.83%	51.41%	(44.30%)